General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 32,075	€ 24,218	€ 13,715
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	15,249	10,713	6,319
Legal, consulting and audit expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	8,299	8,134	5,601
Insurance expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	3,493	2,613	904
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 5,034	€ 2,758	€ 891